Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales	$ 70,615	$ 76,033	$ 68,679
Cost of sales	68,887	67,025	60,876
Gross margin	1,728	9,008	7,803
Selling, general and administrative expenses	2,355	2,469	2,369
Operating (loss) / income	(627)	6,539	5,434
Income from investments in associates, joint ventures and other investments	347	652	448
Financing costs - net	(1,652)	(2,210)	(875)
(Loss) / income before taxes	(1,932)	4,981	5,007
Income tax expense/(benefit)	459	(349)	432
Net (loss) / income (including non-controlling interests)	(2,391)	5,330	4,575
Net (loss) / income attributable to equity holders of the parent	(2,454)	5,149	4,568
Net income attributable to non-controlling interests	$ 63	$ 181	$ 7
(Loss) / earning per common share (in U.S. dollars)
Basic (USD per share)	$ (2.42)	$ 5.07	$ 4.48
Diluted (USD per share)	$ (2.42)	$ 5.04	$ 4.46
Weighted average common shares outstanding (in millions)
Basic (in shares)	1,013	1,015	1,020
Diluted (in shares)	1,013	1,021	1,024